CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenue	$ 210,160	$ 165,320
Cost of sales:
Direct production costs	113,880	89,603
Royalties	17,811	13,783
Share-based payments	442	421
Depreciation, depletion and amortization	25,179	23,977
Write down of inventory to net realizable value	1,323	1,168
Cost of sales	158,635	128,952
Mine operating earnings	51,525	36,368
Expenses:
Exploration and evaluation	16,186	17,925
General and administrative	10,613	10,063
Care and maintenance costs	580	1,356
Impairment (reversal of impairment) of non-current assets, net	0	(16,791)
Severance costs	0	870
Write off of mineral properties	682	715
Total expenses	28,061	14,138
Operating earnings	23,464	22,230
Finance costs	1,300	985
Other income (expense):
Foreign exchange gain (loss)	1,853	(1,131)
Gain on asset disposal	2,503	5,841
Investment and other	(1,571)	3,733
Total other income (expense)	2,785	8,443
Earnings before income taxes	24,949	29,688
Income tax expense:
Current income tax expense	6,376	3,481
Deferred income tax expense	12,372	12,252
Income tax expense	18,748	15,733
Net earnings and comprehensive earnings for the year	$ 6,201	$ 13,955
Basic earnings per share based on net earnings (in dollars per share)	$ 0.03	$ 0.08
Diluted earnings per share based on net earnings (in dollars per share)	$ 0.03	$ 0.08
Basic weighted average number of shares outstanding (in shares)	183,009,339	167,289,732
Diluted weighted average number of shares outstanding (in shares)	185,349,634	170,663,883